Retirement Plans (Schedule of Changes in Projected Benefit Obligations) (detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Defined Benefit Plan, Funded Status of Plan [Abstract]
Benefit obligations at beginning of year	$ 140,570	$ 118,821
Service cost	6,988	5,424	5,141
Interest cost	7,265	6,837	6,455
Actuarial (gain) losse	13,828	14,220
Benefits payments and expenses	(5,120)	(4,732)
Benefit obligation at end of year	163,531	140,570	118,821
Fair value of plan assets at beginning of year	116,798	100,101
Actual gain on plan assets	20,338	6,029
Employer contributions	3,000	15,400
Benefits payments and expenses	(5,120)	(4,732)
Fair value of plan assets at end of year	135,016	116,798	100,101
Unfunded Status	$ (28,515)	$ (23,772)